JUDICIAL DEPOSITS AND GARNISHMENTS (Tables)	12 Months Ended
Dec. 31, 2017
JUDICIAL DEPOSITS AND GARNISHMENTS
Schedule of judicial deposits and garnishments

	12/31/17	12/31/16
Judicial deposits
Tax	4,230,917	3,758,787
Labor	885,338	1,051,430
Civil	1,205,807	1,109,001
Regulatory	200,627	276,604
Total	6,522,689	6,195,822
Garnishments	141,116	155,744
Total	6,663,805	6,351,566

Current	324,638	302,424
Noncurrent	6,339,167	6,049,142

Schedule of composition of the balances of the tax judicial deposits

	12/31/2017	12/31/2016
Contribution to Empresa Brasil de Comunicação (EBC)	1,238,068	1,053,867
Telecommunications Inspection Fund (FISTEL)	1,161,061	1,095,789
Corporate Income Tax (IRPJ) and Social Contribution Tax (CSLL)	518,474	449,988
Universal Telecommunication Services Fund (FUST)	484,649	456,977
Social Contribution Tax for Intervention in the Economic Order (CIDE)	270,612	176,557
State Value-Added Tax (ICMS)	273,264	212,652
Social Security, work accident insurance (SAT) and funds to third parties (INSS)	134,688	128,458
Withholding Income Tax (IRRF)	45,846	73,848
Contribution tax on gross revenue for Social Integration Program (PIS) and for Social Security Financing (COFINS)	37,965	35,570
Other taxes, charges and contributions	66,290	75,081
Total	4,230,917	3,758,787